PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS [Abstract]
Expected Benefit Payments	Actual benefit payments may differ from expected benefit payments.
Total Expected Benefit Payments
(In millions)
2021	14.1
2022	9.4
2023	10.0
2024	10.9
2025	10.0
2026-2030	55.3
Total	€109.7

Net Benefit Expense Recognized in Combined Statement of Income
The net benefit expense recognized in the statement of income is as follows:

(In millions)	2020	2019	2018
Current Service Cost	€7.7	€8.6	€8.1
Financial cost	2.5	4.2	3.9
Expected return on plan assets	(1.2)	(1.9)	(1.9)
Net actuarial gain (loss) recognized on long-term benefits	0.1	(0.4)	-
Special events (curtailment/settlement)	0.1	0.0	0.0
Net Benefit Expense as Recorded in the Statement of Income	€9.2	€10.5	€10.1

Defined Benefit Asset (Liability) Recognized in Combined Statement of Financial Position
The liability as recorded in the combined statement of financial position is as follows:

	2020			2019			2018
(In millions)	Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Obligation	Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Obligation	Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Obligation
Defined Benefit Obligation as of the Prior Period End Date	€256.5	€123.3	€133.2	€228.6	€109.1	€119.5	€215.3	€102.4	€112.9
Expense as recorded in the statement of income	10.4	1.2	9.2	12.4	1.9	10.5	12.0	1.9	10.1
Total current service cost	7.7	-	7.7	8.6	-	8.6	8.1	-	8.1
Net financial costs	2.5	1.2	1.3	4.2	1.9	2.3	3.9	1.9	2.0
Actuarial gains of the year	0.2	-	0.2	(0.4)	-	(0.4)	-	-	-
Actuarial loss recognized in other comprehensive income	4.5	3.9	0.6	23.2	14.9	8.3	3.8	5.7	(1.9)
Actuarial loss on Defined Benefit Obligation	4.5	3.9	0.6	23.2	14.9	8.3	3.8	5.7	(1.9)
- Experience	(3.6)	-	(3.6)	(5.3)	-	(5.3)	6.7	-	6.7
- Financial assumptions	10.2	-	10.2	(0.3)	-	(0.3)	(1.9)	-	(1.9)
- Demographic assumptions	(2.1)	-	(2.1)	28.8	-	28.8	(1.0)	-	(1.0)
Actuarial gain (loss) on plan assets	-	3.9	(3.9)	-	14.9	(14.9)	-	5.7	(5.7)
Contributions and benefits paid	(9.0)	(2.9)	(6.1)	(9.5)	(2.7)	(6.8)	(11.3)	(2.6)	(8.7)
Contributions by employer	-	1.4	(1.4)	-	1.4	(1.4)	-	1.4	(1.4)
Contributions by employee	-	-	-	-	-	-	-	-	-
Benefits paid by employer	(4.7)	-	(4.7)	(5.4)	-	(5.4)	(7.3)	-	(7.3)
Benefits paid from plan assets	(4.3)	(4.3)	-	(4.1)	(4.1)	-	(4.0)	(4.0)	-
Exchange difference and other	(13.6)	-	(13.6)	1.8	0.1	1.7	4.1	1.7	2.4
Settlements	-	-	-	-	-	-	-	-	-
As of December 31,	€248.8	€125.5	€123.3	€256.5	€123.3	€133.2	€223.9	€109.1	€114.8

Actuarial Assumptions
	Discount Rate	Future Salary Increase (above Inflation Rate)	Healthcare Cost Increase Rate	Inflation Rate
December 31, 2020	From 0.30% to 2%	From 1.50% to 4%	NA	From 1.50% to 2%
December 31, 2019	From 0.60% to 2.70%	From 2.10% to 3.60%	NA	From 1.60% to 2.10%
December 31, 2018	From 1.30% to 3.80%	From 1.90% to 3.70%	NA	From 1.70% to 2.30%